UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2012
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 14, 2012
Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total:   $55353
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      299     3350 SH       SOLE                                       3350
AT&T Inc.                      COM              00206R102      437    13986 SH       SOLE                                      13986
Abbott Laboratories            COM              002824100      294     4790 SH       SOLE                                       4790
Akamai Technologies Inc.       COM              00971T101      892    24300 SH       SOLE                     1000             23300
Altria Group Inc               COM              02209S103     1082    35057 SH       SOLE                     3200             31857
Applied Materials Inc.         COM              038222105      148    11900 SH       SOLE                    11900
Arbor Realty Trust Inc         COM              038923108      917   164100 SH       SOLE                   164100
Avanir Pharmaceuticals, Inc    COM              05348P401      140    41000 SH       SOLE                                      41000
Bce Inc.                       COM              05534B760      443    11050 SH       SOLE                                      11050
Biogen Idec Inc.               COM              09062X103     1323    10500 SH       SOLE                                      10500
Blackstone Group L.P.          COM              09253U108     1202    75400 SH       SOLE                                      75400
Boeing Company                 COM              097023105     1618    21750 SH       SOLE                                      21750
Breitburn Energy Partners, L.P COM              106776107      528    27600 SH       SOLE                    12500             15100
Brocade Communications Sys     COM              111621306     1059   184150 SH       SOLE                    12000            172150
Castle Brands Inc              COM              148435100      271  1002300 SH       SOLE                  1002300
Caterpillar Inc                COM              149123101     2289    21490 SH       SOLE                                      21490
Centurylink, Inc.              COM              156700106      226     5850 SH       SOLE                                       5850
Chevron Corp                   COM              166764100      608     5670 SH       SOLE                                       5670
Chimera Investment Corp        COM              16934Q109       85    30000 SH       SOLE                    30000
Cincinnati Financial Corporati COM              172062101      373    10800 SH       SOLE                                      10800
Coca-Cola Company              COM              191216100      544     7350 SH       SOLE                                       7350
Conagra Foods, Inc.            COM              205887102      486    18500 SH       SOLE                                      18500
ConocoPhillips                 COM              20825C104      342     4500 SH       SOLE                                       4500
Crosstex Energy Inc            COM              22765Y104      332    23500 SH       SOLE                    23500
Crosstex Energy Lp             COM              22765U102      171    10000 SH       SOLE                    10000
Diageo Plc Ads                 COM              25243Q205      303     3135 SH       SOLE                                       3135
Dominion Resources Inc.        COM              25746U109      516    10084 SH       SOLE                                      10084
Duke Energy Corp.              COM              26441C105     1375    65423 SH       SOLE                                      65423
Dupont De Nemours & Co.        COM              263534109      718    13565 SH       SOLE                                      13565
Emc Corporation                COM              268648102     1286    43050 SH       SOLE                                      43050
Enterprise Products Part Lp    COM              293792107     2474    49017 SH       SOLE                     7050             41967
Exxon Mobil Corporation        COM              30231G102      206     2370 SH       SOLE                                       2370
Flextronics International Ltd. COM              Y2573F102     1353   187400 SH       SOLE                     5000            182400
Fortress Investment Cl A       COM              34958B106       85    24000 SH       SOLE                    24000
Freeport-Mcmoran Copper        COM              35671D857     1031    27100 SH       SOLE                                      27100
Glaxo Smithkline Ads           COM              37733W105      454    10100 SH       SOLE                                      10100
Gramercy Capital Corp REIT     COM              384871109       53    20000 SH       SOLE                    20000
H.J. Heinz Company             COM              423074103      225     4200 SH       SOLE                                       4200
Ibm Corp                       COM              459200101      557     2668 SH       SOLE                                       2668
Illinois Tool Works Inc.       COM              452308109      381     6666 SH       SOLE                                       6666
Intel Corporation              COM              458140100      663    23594 SH       SOLE                                      23594
Ishares Nasdaq Biotech         COM              464287556      758     6150 SH       SOLE                                       6150
Johnson & Johnson              COM              478160104      539     8176 SH       SOLE                                       8176
Lgl Group, Inc.                COM              50186A108      142    19500 SH       SOLE                    19500
Marathon Oil Corp              COM              565849106     1214    38300 SH       SOLE                                      38300
Marathon Petroleum Corporation COM              56585A102      756    17425 SH       SOLE                                      17425
Markwest Energy Partners Lp    COM              570759100      380     6500 SH       SOLE                     6500
Mcdonald's Corp.               COM              580135101      460     4684 SH       SOLE                                       4684
Merck & Co. Inc.               COM              58933Y105      454    11818 SH       SOLE                                      11818
Mfa Financial, Inc.            COM              55272X102       75    10000 SH       SOLE                    10000
Microsoft Corporation          COM              594918104      599    18585 SH       SOLE                                      18585
Netgear Inc                    COM              64111Q104     1182    30950 SH       SOLE                                      30950
Newcastle Investment Corp      COM              65105M108      298    47500 SH       SOLE                    47500
Novartis Ag Adr                COM              66987V109      403     7275 SH       SOLE                                       7275
Paid Inc                       COM              69561N204        6    45600 SH       SOLE                                      45600
Pengrowth Energy Corporation   COM              70706P104      322    34250 SH       SOLE                                      34250
Penn Virginia Resource Partner COM              707884102      218    10000 SH       SOLE                                      10000
People's United Financial, Inc COM              712704105      623    47100 SH       SOLE                     3000             44100
Pepsico, Inc.                  COM              713448108      693    10450 SH       SOLE                                      10450
Pfizer Inc.                    COM              717081103      308    13600 SH       SOLE                    13000               600
Philip Morris Intl             COM              718172109      624     7043 SH       SOLE                                       7043
Pioneer Drilling Co            COM              723655106      995   113100 SH       SOLE                    23000             90100
Powershares Qqq Trust Sr 1     COM              73935A104     1486    22000 SH       SOLE                                      22000
Procter & Gamble Co.           COM              742718109      510     7592 SH       SOLE                                       7592
Resource America Inc           COM              761195205      366    58000 SH       SOLE                    58000
Resource Capital Corp.         COM              76120W302       54    10000 SH       SOLE                    10000
Reynolds American Inc.         COM              761713106      298     7200 SH       SOLE                                       7200
Ryder System Inc.              COM              783549108     1672    31675 SH       SOLE                                      31675
Sandridge Energy, Inc.         COM              80007P307      348    44500 SH       SOLE                    44500
Sara Lee Corp.                 COM              803111103      714    33162 SH       SOLE                                      33162
Southern Company               COM              842587107      435     9691 SH       SOLE                                       9691
Southwestern Energy Co.        COM              845467109      751    24550 SH       SOLE                     2000             22550
Spectra Energy Corp            COM              847560109     2343    74250 SH       SOLE                     7500             66750
Suncor Energy                  COM              867224107      685    20950 SH       SOLE                                      20950
TECO Energy Inc.               COM              872375100      691    39397 SH       SOLE                                      39397
Teva Pharmaceutical            COM              881624209      649    14400 SH       SOLE                                      14400
Thompson Creek Metals F        COM              884768102      142    21000 SH       SOLE                    21000
Time Warner Inc                COM              887317303      297     7866 SH       SOLE                                       7866
Vanguard Cons Stpls Etf        COM              92204A207     1143    13250 SH       SOLE                                      13250
Vanguard Energy Etf            COM              92204A306      389     3700 SH       SOLE                                       3700
Vanguard Health Care ETF       COM              92204A504      909    13450 SH       SOLE                                      13450
Vanguard Industrials Etf       COM              92204A603      348     5000 SH       SOLE                                       5000
Vanguard Materials Etf         COM              92204A801     1056    12850 SH       SOLE                                      12850
Vodafone Group Plc Ads         COM              92857W209      571    20624 SH       SOLE                                      20624
Wal-Mart Stores, Inc.          COM              931142103      658    10750 SH       SOLE                                      10750